John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 6/30/2023

Fund’s investments
As of 6-30-23 (unaudited)
	Shares	Value
Common stocks 98.5%		$12,344,241,641
(Cost $9,608,185,392)
Communication services 7.9%		985,986,139
Entertainment 2.8%
Activision Blizzard, Inc. (A)	3,011,369	253,858,407
Take-Two Interactive Software, Inc. (A)	261,848	38,533,552
Warner Brothers Discovery, Inc. (A)	4,384,524	54,981,931
Interactive media and services 3.2%
Alphabet, Inc., Class A (A)	3,349,795	400,970,462
Media 0.9%
Omnicom Group, Inc.	1,130,319	107,549,853
Wireless telecommunication services 1.0%
T-Mobile US, Inc. (A)	936,587	130,091,934
Consumer discretionary 5.9%		742,056,687
Automobile components 0.4%
BorgWarner, Inc.	1,096,033	53,606,974
Distributors 0.9%
LKQ Corp.	2,030,515	118,318,109
Hotels, restaurants and leisure 0.9%
Booking Holdings, Inc. (A)	42,761	115,468,811
Household durables 1.5%
Mohawk Industries, Inc. (A)	751,962	77,572,400
Sony Group Corp., ADR	1,180,176	106,263,047
Specialty retail 2.2%
AutoZone, Inc. (A)	93,029	231,954,787
Ulta Beauty, Inc. (A)	82,603	38,872,559
Consumer staples 7.5%		942,718,339
Beverages 2.4%
Coca-Cola Europacific Partners PLC	1,603,222	103,295,593
Keurig Dr. Pepper, Inc.	6,409,110	200,412,870
Consumer staples distribution and retail 3.8%
Dollar General Corp.	227,782	38,672,828
The Kroger Company	1,344,082	63,171,854
U.S. Foods Holding Corp. (A)	3,488,911	153,512,084
Walmart, Inc.	1,396,679	219,530,005
Personal care products 0.1%
Kenvue, Inc. (A)(B)	461,148	12,183,530
Tobacco 1.2%
Philip Morris International, Inc.	1,556,439	151,939,575
Energy 10.5%		1,321,054,284
Energy equipment and services 2.7%
Halliburton Company	4,910,898	162,010,525
Schlumberger, Ltd.	3,765,530	184,962,834
Oil, gas and consumable fuels 7.8%
BP PLC, ADR	3,657,934	129,088,491
Canadian Natural Resources, Ltd.	2,935,942	165,176,097
Cenovus Energy, Inc.	9,812,032	166,608,303
ConocoPhillips	1,544,202	159,994,769
Marathon Petroleum Corp.	1,682,568	196,187,429
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Peabody Energy Corp.	2,612,944	$56,596,367
Pioneer Natural Resources Company	484,745	100,429,469
Financials 18.0%		2,261,507,380
Banks 6.1%
JPMorgan Chase & Co.	3,356,517	488,171,832
Wells Fargo & Company	6,398,114	273,071,506
Capital markets 2.5%
Ares Management Corp., Class A	590,461	56,890,917
Intercontinental Exchange, Inc.	945,685	106,938,060
The Goldman Sachs Group, Inc.	469,617	151,470,267
Consumer finance 0.6%
Discover Financial Services	629,858	73,598,907
Financial services 5.5%
Berkshire Hathaway, Inc., Class B (A)	1,320,083	450,148,303
FleetCor Technologies, Inc. (A)	576,142	144,657,733
Global Payments, Inc.	984,270	96,970,280
Insurance 3.3%
Aon PLC, Class A	221,581	76,489,761
Arthur J. Gallagher & Company	516,681	113,447,647
Chubb, Ltd.	653,739	125,883,982
The Allstate Corp.	395,849	43,163,375
The Progressive Corp.	457,844	60,604,810
Health care 18.8%		2,349,845,194
Biotechnology 1.0%
Amgen, Inc.	569,943	126,538,745
Health care providers and services 8.1%
AmerisourceBergen Corp.	911,140	175,330,670
Centene Corp. (A)	2,147,787	144,868,233
CVS Health Corp.	2,384,259	164,823,825
McKesson Corp.	235,835	100,774,654
The Cigna Group	768,813	215,728,928
UnitedHealth Group, Inc.	447,483	215,078,229
Life sciences tools and services 2.2%
Avantor, Inc. (A)	5,430,641	111,545,366
ICON PLC (A)	647,709	162,056,792
Pharmaceuticals 7.5%
Bristol-Myers Squibb Company	5,589,562	357,452,488
Johnson & Johnson	2,035,108	336,851,076
Sanofi, ADR	4,430,356	238,796,188
Industrials 13.5%		1,688,889,644
Aerospace and defense 2.6%
General Dynamics Corp.	759,031	163,305,520
Howmet Aerospace, Inc.	3,329,701	165,019,982
Building products 1.4%
Allegion PLC	745,798	89,510,676
Masco Corp.	1,412,200	81,032,036
Electrical equipment 1.1%
Eaton Corp. PLC	690,697	138,899,167
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Machinery 4.8%
Caterpillar, Inc.	278,631	$68,557,158
Deere & Company	350,300	141,938,057
Dover Corp.	440,817	65,086,630
Fortive Corp.	1,808,231	135,201,432
Otis Worldwide Corp.	921,811	82,050,397
Wabtec Corp.	972,590	106,663,945
Professional services 1.6%
Leidos Holdings, Inc.	1,152,721	101,992,754
SS&C Technologies Holdings, Inc.	1,668,764	101,127,098
Trading companies and distributors 2.0%
United Rentals, Inc.	390,537	173,933,464
WESCO International, Inc.	416,460	74,571,328
Information technology 11.3%		1,415,874,729
Communications equipment 2.5%
Cisco Systems, Inc.	6,097,864	315,503,483
IT services 0.8%
Cognizant Technology Solutions Corp., Class A	1,546,947	100,984,700
Semiconductors and semiconductor equipment 7.0%
Advanced Micro Devices, Inc. (A)	1,367,011	155,716,223
Applied Materials, Inc.	1,165,327	168,436,365
Lam Research Corp.	139,988	89,992,686
Microchip Technology, Inc.	1,808,796	162,050,034
Micron Technology, Inc.	2,169,409	136,911,402
NXP Semiconductors NV	269,643	55,190,529
Qualcomm, Inc.	937,168	111,560,479
Technology hardware, storage and peripherals 1.0%
Dell Technologies, Inc., Class C	2,208,997	119,528,828
Materials 3.5%		438,898,885
Chemicals 2.1%
Corteva, Inc.	1,235,139	70,773,465
DuPont de Nemours, Inc.	1,989,344	142,118,735
Olin Corp.	1,035,339	53,206,071
Construction materials 1.0%
CRH PLC, ADR (B)	2,128,872	118,642,037
Metals and mining 0.4%
Teck Resources, Ltd., Class B	1,286,427	54,158,577
Utilities 1.6%		197,410,360
Electric utilities 1.0%
FirstEnergy Corp.	3,163,554	122,998,980
Multi-utilities 0.6%
CenterPoint Energy, Inc.	2,552,706	74,411,380

	Yield (%)	Shares	Value
Short-term investments 1.7%			$212,181,666
(Cost $212,180,745)
Short-term funds 1.7%			212,181,666
John Hancock Collateral Trust (C)	5.1773(D)	1,935,292	19,342,853
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0063(D)	192,838,813	192,838,813

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $9,820,366,137) 100.2%	$12,556,423,307
Other assets and liabilities, net (0.2%)	(20,498,137)
Total net assets 100.0%	$12,535,925,170

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-23. The value of securities on loan amounted to $18,917,447.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
The fund had the following country composition as a percentage of net assets on 6-30-23:
United States	87.9%
Canada	3.1%
Ireland	3.0%
France	1.9%
United Kingdom	1.9%
Switzerland	1.0%
Other countries	1.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,935,292	$7,490,790	$146,154,248	$(134,299,894)	$(631)	$(1,660)	$9,958	—	$19,342,853
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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